Stock-Based Compensation (Details) (USD $)				1 Months Ended	12 Months Ended				1 Months Ended							12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Nov. 23, 2011	Nov. 03, 2011	Nov. 30, 2011 Class B Units	Jan. 31, 2012 Class B Units	Feb. 01, 2011 Class B Units	Feb. 02, 2010 Class B Units	Nov. 23, 2011 Class B Units item	Nov. 30, 2011 Class B Units Minimum	Nov. 30, 2011 Class B Units Maximum	Nov. 30, 2011 B-1 tranche	Nov. 30, 2011 B-2 tranche	Nov. 30, 2011 B-3 tranche	Nov. 30, 2011 B-4 tranche	Nov. 30, 2011 Stock options	Jan. 31, 2012 Stock options	Nov. 17, 2011 Stock options	Nov. 30, 2011 Time-based stock options	Jul. 31, 2012 Time-based stock options	Jan. 31, 2012 Time-based stock options	Nov. 30, 2011 Market-based stock options	Jul. 31, 2012 Market-based stock options	Jan. 31, 2012 Market-based stock options item
Stock-Based Compensation
Aggregate preferred distributions to determine future distributions to holders of awards				$ 154,300,000
Number of tranches								4
Percentage of total units granted under each tranche											40.00%	40.00%	10.00%	10.00%
Vesting period											5 years							5 years	5 years		4 years	4 years
Vesting percentage on each grant's anniversary date											20.00%
Estimated weighted average fair value of units issued (in dollars per share)						$ 0.23	$ 0.24
Period over which estimated weighted average fair value of units issued is recognized as expense									2 years 6 months	2 years 10 months 24 days
Stock-based compensation expense (benefit) recognized					151,000	(515,000)	84,000									372,000
Reversal of previously recognized expense						575,000
Class B Units
Unvested at the beginning of the period (in shares)					1,628,000
Vested (in shares)					(313,000)
Forfeited (in shares)					(38,000)
Unvested at the end of the period (in shares)					1,277,000	1,628,000
Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)					$ 0.89
Granted (in dollars per share)						$ 0.23	$ 0.24
Vested (in dollars per share)					$ 0.61
Forfeited (in dollars per share)					$ 0.23
Unvested at the end of the period (in dollars per share)					$ 0.98	$ 0.89
Additional disclosure
Fair value					192,000	132,000	234,000
Unrecognized compensation costs related to unvested Class B Units					20,000
Common stock reserved for future grants (in shares)	4,200,000		4,206,000
Number of stock options granted (in shares)															1,247,553	1,248,000
Initial public offering price (in dollars per share)		$ 19.00															$ 19.00
Estimated fair value (in dollars per share)															$ 8.50	$ 8.50
Portion of awards vesting (as a percent)																		50.00%			50.00%
Assumptions used to calculate the fair value of the stock options on the grant date
Risk-free interest rate (as a percent)																				1.28%			1.28%
Dividend yield (as a percent)																				0.00%			0.00%
Volatility factor (as a percent)																				55.00%			55.00%
Weighted average expected life																				6 years 6 months
Suboptimal exercise factor																							2.5
Stock Options
Granted (in shares)															1,247,553	1,248,000
Forfeited (in shares)																(24,000)
Outstanding at the end of the period (in shares)																1,224,000
Weighted Average Exercise Price Per Share
Granted (in dollars per share)																$ 19.00
Forfeited (in dollars per share)																$ 19.00
Outstanding at the end of the period (in dollars per share)																$ 19.00
Exercisable at the end of the period (in dollars per share)																$ 0.00
Weighted average fair value per option granted (in dollars per share)															$ 8.50	$ 8.50
Number of shares available for future grants																3,000,000
Unrecognized compensation costs related to the stock options																8,100,000
Weighted average period over which unrecognized compensation expense is expected to be recognized																4 years 3 months 29 days
Intrinsic value of options outstanding																$ 17,200,000